Right-of-use assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	$ 652,967
Additions	852,467
Balance at end of the year	2,905,199	$ 652,967
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	619,260
Balance at end of the year	2,411,761	619,260
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	7,102
Balance at end of the year	3,070	7,102
Rolling stock
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	26,605
Balance at end of the year	187,587	26,605
Boat rental fleet
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of the year	302,781
Software
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of the year	5,981
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	787,098
Additions	852,467	26,428
Business acquisition [note 5]	1,651,746
Disposals	(57,475)
Transfer to intangible assets	(11,333)
Currency translation	56,665
Balance at end of the year	3,279,168	787,098
Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	760,670
Balance at end of the year		760,670
Cost | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	737,066
Additions	672,731
Business acquisition [note 5]	1,281,308
Currency translation	55,013
Balance at end of the year	2,746,118	737,066
Cost | Premises | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	737,066
Balance at end of the year		737,066
Cost | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	11,333
Business acquisition [note 5]	3,646
Transfer to intangible assets	(11,333)
Balance at end of the year	3,646	11,333
Cost | Computer equipment | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	11,333
Balance at end of the year		11,333
Cost | Rolling stock
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	38,699
Additions	179,736	26,428
Business acquisition [note 5]	39,924
Disposals	(57,475)
Currency translation	1,652
Balance at end of the year	202,536	38,699
Cost | Rolling stock | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	12,271
Balance at end of the year		12,271
Cost | Boat rental fleet
Disclosure of quantitative information about right-of-use assets [line items]
Business acquisition [note 5]	326,868
Balance at end of the year	326,868
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	134,131
Depreciation	272,862	133,678
Disposals	(27,672)
Transfer to intangible assets	(5,352)
Balance at end of the year	373,969	134,131
Accumulated depreciation | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	453
Balance at end of the year		453
Accumulated depreciation | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	117,806
Depreciation	216,551	117,806
Balance at end of the year	334,357	117,806
Accumulated depreciation | Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	4,231
Depreciation	1,697	3,778
Transfer to intangible assets	(5,352)
Balance at end of the year	576	4,231
Accumulated depreciation | Computer equipment | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	453
Balance at end of the year		453
Accumulated depreciation | Rolling stock
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of the year	12,094
Depreciation	30,527	12,094
Disposals	(27,672)
Balance at end of the year	14,949	$ 12,094
Accumulated depreciation | Boat rental fleet
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	24,087
Balance at end of the year	$ 24,087